BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
DBSI (see Note 3e(1))	$ 52		$ 52		$ 52
Management fees to DBSI (see Note 3e(1))	45	45	90	90	180
Sales to affiliate	$ 232	$ 458	$ 361	$ 822	$ 1,187